Schedule of investments
Macquarie Balanced Fund
December 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.55%
Fannie Mae REMICs
Series 2016-36 VB 3.50% 6/25/29	2,723,834	$ 2,693,993
Series 2016-71 NB 3.00% 10/25/46	3,960,190	3,625,613

Freddie Mac REMICs Series 4616 HW 3.00% 6/15/45	2,182,662	2,083,212
Total Agency Collateralized Mortgage Obligations (cost $9,129,759)		8,402,818

Agency Mortgage-Backed Securities — 10.24%
Fannie Mae S.F. 15 yr
2.00% 8/1/36	2,438,349	2,165,955
2.50% 8/1/36	2,143,116	1,950,662
3.00% 11/1/33	681,648	649,800

Fannie Mae S.F. 20 yr 2.00% 5/1/41	1,974,519	1,648,881
Fannie Mae S.F. 30 yr
2.00% 6/1/50	657,991	517,361
2.00% 3/1/51	1,843,654	1,446,168
2.00% 9/1/51	4,602,341	3,594,533
2.50% 8/1/50	1,647,462	1,367,442
2.50% 11/1/51	571,279	469,820
2.50% 1/1/52	161,317	132,515
2.50% 2/1/52	1,341,110	1,105,813
2.50% 4/1/52	1,891,318	1,552,829
3.00% 12/1/51	3,085,034	2,656,317
3.00% 5/1/52	779,829	666,887
3.00% 6/1/52	1,850,969	1,584,341
3.50% 7/1/50	5,119,358	4,611,782
3.50% 8/1/51	3,533,641	3,150,766
3.50% 6/1/52	5,314,151	4,755,759
3.50% 9/1/52	4,641,405	4,156,069
4.00% 6/1/52	1,287,638	1,179,675
4.00% 9/1/52	400,123	366,513
4.50% 5/1/49	1,571,526	1,492,885
4.50% 1/1/50	1,799,146	1,739,620
4.50% 10/1/52	7,733,660	7,288,885
4.50% 2/1/53	1,517,763	1,430,033
5.00% 8/1/53	2,382,414	2,318,397
5.50% 10/1/52	3,658,030	3,628,500
5.50% 11/1/52	1,608,188	1,599,016
6.00% 5/1/53	942,281	952,089
6.00% 6/1/53	231,258	232,821
6.00% 9/1/53	5,204,057	5,231,860
Fannie Mae S.F. 30 yr TBA
2.00% 1/1/55	940,000	731,217
2.50% 1/1/55	770,000	627,069
3.00% 1/1/55	554,000	470,467
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr TBA
3.50% 1/1/55	532,000	$ 470,510
4.00% 1/1/55	286,000	261,512
4.50% 1/1/55	557,000	523,843
5.00% 1/1/55	381,000	367,693
5.50% 1/1/55	6,386,000	6,301,376
6.00% 1/1/55	5,338,000	5,362,605
Freddie Mac S.F. 20 yr
2.00% 3/1/41	7,106,804	5,935,411
2.50% 2/1/42	2,913,352	2,484,631
2.50% 3/1/42	1,006,629	856,554
3.00% 3/1/37	1,707,996	1,567,512
Freddie Mac S.F. 30 yr
2.00% 2/1/52	3,942,911	3,076,530
2.00% 3/1/52	2,857,965	2,230,786
2.50% 11/1/50	333,889	276,615
2.50% 12/1/51	1,553,784	1,284,152
2.50% 1/1/52	9,999,407	8,251,099
2.50% 5/1/52	237,446	193,793
3.00% 8/1/51	301,064	258,425
3.00% 1/1/52	7,204,610	6,134,599
3.50% 4/1/52	346,752	308,423
4.00% 9/1/49	949,625	882,040
4.00% 8/1/52	5,906,423	5,427,056
4.00% 9/1/52	2,259,131	2,070,055
4.50% 9/1/52	2,899,651	2,733,390
4.50% 10/1/52	4,309,154	4,061,326
4.50% 11/1/52	417,769	393,501
5.00% 7/1/52	1,405,538	1,375,324
5.00% 9/1/52	2,584,016	2,522,470
5.00% 11/1/52	337,336	326,594
5.00% 6/1/53	5,175,871	5,005,507
5.50% 9/1/52	1,136,509	1,134,771
5.50% 11/1/52	867,888	862,811
5.50% 2/1/53	1,693,065	1,679,522
5.50% 3/1/53	1,950,821	1,947,835
5.50% 6/1/53	421,586	416,524
5.50% 9/1/53	4,254,813	4,231,359
GNMA II S.F. 30 yr
3.00% 12/20/51	1,447,511	1,256,721
3.00% 1/20/52	1,432,514	1,243,420
5.00% 9/20/52	1,381,665	1,344,636
5.50% 5/20/53	2,822,248	2,806,985
5.50% 2/20/54	1,295,084	1,292,800
Total Agency Mortgage-Backed Securities (cost $164,186,739)		156,633,463

NQ- IV017 [1224] 0225 (4220526)    1

Schedule of investments
Macquarie Balanced Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds — 10.54%
Banking — 2.18%
Bank of America
5.518% 10/25/35 μ	1,648,000	$ 1,612,192
5.819% 9/15/29 μ	1,001,000	1,025,984
6.204% 11/10/28 μ	2,555,000	2,645,606

Bank of Montreal 7.70% 5/26/84 μ	625,000	650,003
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	1,675,000	1,663,289
Citibank
5.438% 4/30/26	370,000	373,527
5.57% 4/30/34	1,195,000	1,209,518
Citigroup
6.75% 2/15/30 μ, ψ	555,000	551,874
7.00% 8/15/34 μ, ψ	325,000	343,549
Deutsche Bank
3.729% 1/14/32 μ	718,000	627,112
6.72% 1/18/29 μ	1,232,000	1,279,566
6.819% 11/20/29 μ	852,000	891,855
7.146% 7/13/27 μ	420,000	432,939

Fifth Third Bancorp 6.361% 10/27/28 μ	170,000	175,814
Goldman Sachs Group
5.016% 10/23/35 μ	780,000	746,945
5.561% 11/19/45 μ	630,000	608,796
6.484% 10/24/29 μ	2,095,000	2,195,748

Huntington Bancshares 6.208% 8/21/29 μ	645,000	666,184
Huntington National Bank 4.552% 5/17/28 μ	250,000	248,071
JPMorgan Chase & Co.
4.946% 10/22/35 μ	300,000	289,167
5.012% 1/23/30 μ	520,000	519,622
5.571% 4/22/28 μ	575,000	584,849
6.254% 10/23/34 μ	249,000	263,282

KeyBank 5.85% 11/15/27	479,000	490,999
Lloyds Banking Group 5.721% 6/5/30 μ	340,000	345,830
Morgan Stanley
5.516% 11/19/55 μ	545,000	525,694
5.831% 4/19/35 μ	959,000	977,698
6.138% 10/16/26 μ	1,085,000	1,096,287
6.296% 10/18/28 μ	728,000	754,882
6.407% 11/1/29 μ	633,000	661,403

PNC Financial Services Group 6.875% 10/20/34 μ	1,860,000	2,031,103
Popular 7.25% 3/13/28	375,000	386,507
Regions Financial
5.502% 9/6/35 μ	510,000	498,344
5.722% 6/6/30 μ	1,310,000	1,329,374

State Street 4.993% 3/18/27	680,000	685,755
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
UBS Group
144A 5.699% 2/8/35 #, μ	250,000	$ 251,738
144A 6.85% 9/10/29 #, μ, ψ	1,060,000	1,051,071
US Bancorp
3.10% 4/27/26	1,320,000	1,292,394
4.653% 2/1/29 μ	508,000	502,969
5.384% 1/23/30 μ	200,000	201,711
5.678% 1/23/35 μ	450,000	453,986
6.787% 10/26/27 μ	255,000	263,676
		33,406,913
Basic Industry — 0.27%
Cleveland-Cliffs 144A 7.00% 3/15/32 #	1,020,000	1,003,028
FMG Resources August 2006 144A 5.875% 4/15/30 #	1,045,000	1,027,942
Freeport-McMoRan 5.45% 3/15/43	865,000	808,907
LYB International Finance III
3.625% 4/1/51	510,000	342,852
5.50% 3/1/34	895,000	878,630
		4,061,359
Brokerage — 0.14%
Blackstone Reg Finance 5.00% 12/6/34	735,000	710,897
Jefferies Financial Group 5.875% 7/21/28	1,472,000	1,505,729
		2,216,626
Capital Goods — 0.62%
Amphenol
2.20% 9/15/31	1,505,000	1,261,933
5.05% 4/5/27	300,000	302,657
Boeing
2.196% 2/4/26	1,265,000	1,227,507
6.858% 5/1/54	1,810,000	1,925,584

Bombardier 144A 7.25% 7/1/31 #	1,000,000	1,032,526
Northrop Grumman
4.75% 6/1/43	155,000	139,100
5.20% 6/1/54	705,000	656,542

Resideo Funding 144A 6.50% 7/15/32 #	1,030,000	1,032,572
Standard Industries 144A 4.375% 7/15/30 #	883,000	809,702
TransDigm 144A 6.875% 12/15/30 #	1,010,000	1,025,740
		9,413,863
2    NQ- IV017 [1224] 0225 (4220526)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications — 1.16%
AT&T
3.50% 9/15/53	1,500,000	$ 1,010,969
6.30% 1/15/38	120,000	128,516

CCO Holdings 144A 4.25% 1/15/34 #	1,730,000	1,405,530
Charter Communications Operating 3.85% 4/1/61	2,635,000	1,589,759
Frontier Communications Holdings 144A 5.00% 5/1/28 #	475,000	464,721
Meta Platforms
4.30% 8/15/29	335,000	330,863
4.55% 8/15/31	140,000	137,794
4.75% 8/15/34	300,000	292,182
5.40% 8/15/54	2,600,000	2,520,103

Midcontinent Communications 144A 8.00% 8/15/32 #	1,055,000	1,084,939
Rogers Communications 5.30% 2/15/34	1,835,000	1,789,276
Sirius XM Radio 144A 4.125% 7/1/30 #	1,190,000	1,039,986
Sprint Capital 6.875% 11/15/28	780,000	828,561
T-Mobile USA
3.875% 4/15/30	4,425,000	4,166,049
5.75% 1/15/34	270,000	276,926

Verizon Communications 2.875% 11/20/50	1,135,000	697,769
		17,763,943
Consumer Cyclical — 0.65%
Caesars Entertainment 144A 6.50% 2/15/32 #	1,005,000	1,010,355
Carnival 144A 4.00% 8/1/28 #	455,000	431,554
Ford Motor Credit
5.80% 3/8/29	430,000	430,359
6.125% 3/8/34	675,000	660,747
6.798% 11/7/28	200,000	207,324
6.80% 5/12/28	585,000	604,744
6.95% 6/10/26	425,000	434,899
General Motors Financial
5.60% 6/18/31	225,000	226,235
5.95% 4/4/34	2,079,000	2,090,908
Home Depot
4.85% 6/25/31	175,000	174,993
4.875% 6/25/27	205,000	206,989
4.95% 6/25/34	525,000	518,219
Hyundai Capital America
144A 5.275% 6/24/27 #	295,000	297,454
144A 5.40% 6/24/31 #	315,000	315,142

Uber Technologies 5.35% 9/15/54	355,000	330,420
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)

VICI Properties 4.95% 2/15/30	2,075,000	$ 2,035,456
		9,975,798
Consumer Non-Cyclical — 0.38%
AbbVie 5.35% 3/15/44	295,000	287,768
Bunge Limited Finance 4.20% 9/17/29	665,000	645,569
HCA 5.45% 9/15/34	810,000	789,960
Merck & Co. 2.75% 12/10/51	3,750,000	2,275,276
Royalty Pharma 5.90% 9/2/54	1,834,000	1,743,173
		5,741,746
Electric — 1.03%
AEP Texas 5.40% 6/1/33	220,000	218,118
Appalachian Power 4.50% 8/1/32	1,195,000	1,127,103
Commonwealth Edison 2.20% 3/1/30	2,070,000	1,819,282
Constellation Energy Generation 5.75% 3/15/54	685,000	666,818
Dominion Energy
6.625% 5/15/55 μ	405,000	412,761
Series A 6.875% 2/1/55 μ	500,000	519,789

Duke Energy 6.45% 9/1/54 μ	185,000	187,710
Entergy
2.80% 6/15/30	1,765,000	1,573,343
3.75% 6/15/50	700,000	497,266

Fells Point Funding Trust 144A 3.046% 1/31/27 #	1,185,000	1,140,087
Florida Power & Light 3.15% 10/1/49	2,575,000	1,738,659
NextEra Energy Capital Holdings 5.55% 3/15/54	1,270,000	1,218,045
Oglethorpe Power
4.50% 4/1/47	285,000	233,767
5.05% 10/1/48	1,584,000	1,397,742
6.20% 12/1/53	145,000	149,845
PacifiCorp
5.10% 2/15/29	145,000	146,096
5.45% 2/15/34	245,000	243,574
5.80% 1/15/55	225,000	218,894

Southern California Edison 5.20% 6/1/34	540,000	534,689
Vistra Operations
144A 6.00% 4/15/34 #	250,000	253,494
144A 6.95% 10/15/33 #	1,310,000	1,412,891
		15,709,973
Energy — 1.02%
BP Capital Markets 4.875% 3/22/30 μ, ψ	785,000	750,465

NQ- IV017 [1224] 0225 (4220526)    3

Schedule of investments
Macquarie Balanced Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
BP Capital Markets America
4.812% 2/13/33	305,000	$ 294,965
5.227% 11/17/34	1,080,000	1,064,250
ConocoPhillips
5.00% 1/15/35	565,000	549,099
5.50% 1/15/55	530,000	504,530
Diamondback Energy
5.20% 4/18/27	280,000	282,731
5.40% 4/18/34	71,000	69,853
Enbridge
5.25% 4/5/27	275,000	278,327
5.70% 3/8/33	880,000	889,578
5.75% 7/15/80 μ	925,000	895,162
Energy Transfer
6.10% 12/1/28	1,070,000	1,112,147
6.25% 4/15/49	985,000	987,246
6.50% 11/15/26 μ, ψ	950,000	952,766
Enterprise Products Operating
4.95% 2/15/35	360,000	348,559
5.55% 2/16/55	345,000	332,191

Hilcorp Energy I 144A 6.25% 4/15/32 #	1,055,000	975,598
Kinder Morgan 5.00% 2/1/29	210,000	209,375
Occidental Petroleum
5.375% 1/1/32	300,000	293,942
5.55% 10/1/34	1,570,000	1,528,127
6.05% 10/1/54	104,000	98,739
6.125% 1/1/31	766,000	784,304
6.60% 3/15/46	96,000	97,003

Targa Resources Partners 5.00% 1/15/28	2,335,000	2,311,152
		15,610,109
Finance Companies — 0.87%
AerCap Ireland Capital DAC
5.10% 1/19/29	400,000	399,877
6.50% 7/15/25	2,605,000	2,622,485
Air Lease
4.625% 10/1/28	608,000	598,195
5.10% 3/1/29	439,000	440,341

American Tower Trust #1 144A 3.652% 3/15/48 #	2,000,000	1,906,576
Apollo Debt Solutions BDC 144A 6.70% 7/29/31 #	1,850,000	1,900,779
Aviation Capital Group
144A 3.50% 11/1/27 #	1,635,000	1,564,086
144A 5.375% 7/15/29 #	515,000	515,625

Avolon Holdings Funding 144A 4.95% 1/15/28 #	390,000	386,612
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)
Blackstone Private Credit Fund
144A 5.60% 11/22/29 #	1,060,000	$ 1,047,189
144A 6.00% 11/22/34 #	795,000	776,263

Blue Owl Credit Income 144A 5.80% 3/15/30 #	1,190,000	1,172,507
		13,330,535
Insurance — 0.77%
Aon 5.00% 9/12/32	2,080,000	2,047,574
Aon North America
5.30% 3/1/31	430,000	432,059
5.75% 3/1/54	150,000	146,415

Athene Global Funding 144A 1.985% 8/19/28 #	170,000	152,063
Athene Holding
3.45% 5/15/52	1,275,000	821,303
3.95% 5/25/51	565,000	406,705
6.625% 10/15/54 μ	510,000	508,422
Elevance Health
5.15% 6/15/29	515,000	517,996
5.375% 6/15/34	805,000	798,327

Marsh & McLennan 5.35% 11/15/44	1,325,000	1,286,744
Northwestern Mutual Life Insurance 144A 3.85% 9/30/47 #	5,000,000	3,753,002
UnitedHealth Group
4.90% 4/15/31	600,000	596,637
5.50% 7/15/44	360,000	349,450
		11,816,697
Natural Gas — 0.09%
Atmos Energy 2.85% 2/15/52	495,000	303,416
Sempra 6.40% 10/1/54 μ	1,055,000	1,048,697
		1,352,113
Real Estate Investment Trusts — 0.35%
American Homes 4 Rent 5.25% 3/15/35	1,880,000	1,830,495
Extra Space Storage 2.35% 3/15/32	4,400,000	3,602,937
		5,433,432
Technology — 1.01%
Accenture Capital
4.05% 10/4/29	1,150,000	1,116,457
4.25% 10/4/31	2,160,000	2,076,208
4.50% 10/4/34	835,000	793,823

Amentum Holdings 144A 7.25% 8/1/32 #	1,025,000	1,033,936

4    NQ- IV017 [1224] 0225 (4220526)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Broadcom
144A 3.187% 11/15/36 #	1,560,000	$ 1,257,302
5.05% 7/12/29	480,000	481,980
5.15% 11/15/31	300,000	302,027

CDW 3.276% 12/1/28	325,000	302,942
CoStar Group 144A 2.80% 7/15/30 #	2,650,000	2,318,060
Entegris 144A 4.75% 4/15/29 #	535,000	512,732
Oracle
3.60% 4/1/50	691,000	484,519
4.20% 9/27/29	335,000	323,682
4.65% 5/6/30	205,000	202,094
5.375% 9/27/54	335,000	309,057

TSMC Global 144A 1.75% 4/23/28 #	4,400,000	3,982,100
		15,496,919
Total Corporate Bonds (cost $167,876,515)		161,330,026

Non-Agency Asset-Backed Securities — 1.16%
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	1,500,000	1,517,527
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	500,000	508,553
GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	2,500,000	2,524,944
Hyundai Auto Lease Securitization Trust Series 2024-C A3 144A 4.62% 4/17/28 #	1,300,000	1,300,735
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	3,000,000	3,019,562
Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	1,500,000	1,501,965
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	2,000,000	2,027,289
Verizon Master Trust Series 2024-3 A1A 5.34% 4/22/30	2,700,000	2,745,477
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	2,500,000	$ 2,523,500
Total Non-Agency Asset-Backed Securities (cost $17,498,562)		17,669,552

Non-Agency Collateralized Mortgage Obligations — 0.86%
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 6.469% (SOFR + 1.90%) 12/25/41 #, •	1,750,000	1,774,950
Series 2023-R08 1M1 144A 6.069% (SOFR + 1.50%) 10/25/43 #, •	3,055,237	3,069,864
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA2 M2 144A 6.619% (SOFR + 2.05%) 12/25/33 #, •	3,993,080	4,061,779
Series 2023-HQA3 A1 144A 6.419% (SOFR + 1.85%) 11/25/43 #, •	1,033,303	1,044,716

PRPM Series 2024-RPL1 A1 144A 4.20% 12/25/64 #, φ	3,341,654	3,245,349
Total Non-Agency Collateralized Mortgage Obligations (cost $12,861,360)		13,196,658

Non-Agency Commercial Mortgage-Backed Securities — 2.93%
BANK
Series 2021-BN32 A5 2.643% 4/15/54 •	7,060,000	6,108,788
Series 2021-BN36 A5 2.47% 9/15/64	10,096,000	8,526,080
Series 2022-BNK39 B 3.238% 2/15/55 •	588,000	489,175
Series 2022-BNK39 C 3.269% 2/15/55 •	432,000	347,412
Series 2022-BNK40 A4 3.393% 3/15/64 •	8,150,000	7,256,352
Series 2022-BNK40 B 3.393% 3/15/64 •	1,000,000	842,266
Benchmark Mortgage Trust
Series 2022-B32 A5 3.002% 1/15/55 •	9,000,000	7,613,193
Series 2022-B32 B 3.202% 1/15/55 •	975,000	775,501
Series 2022-B32 C 3.454% 1/15/55 •	1,196,000	921,813
Series 2022-B33 A5 3.458% 3/15/55	8,100,000	7,160,074

NQ- IV017 [1224] 0225 (4220526)    5

Schedule of investments
Macquarie Balanced Fund   (Unaudited)
	Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2022-B33 B 3.614% 3/15/55 •	500,000	$ 412,617
Series 2022-B33 C 3.614% 3/15/55 •	500,000	395,022

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	4,500,000	3,971,605
Total Non-Agency Commercial Mortgage-Backed Securities (cost $52,890,137)		44,819,898

Loan Agreements — 0.35%
Basic Industry — 0.02%
A-Ap Buyer 7.607% (SOFR01M + 3.25%) 9/9/31 •	350,000	352,917
		352,917
Brokerage — 0.05%
Jefferies Finance 7.356% (SOFR01M + 3.00%) 10/21/31 •	258,000	259,371
June Purchaser 7.579% (SOFR03M + 3.25%) 11/28/31 •	450,000	455,625
		714,996
Capital Goods — 0.14%
Alliance Laundry Systems Tranche B 7.836% (SOFR01M + 3.50%) 8/19/31 •	435,000	438,433
Azorra Soar TLB Finance 7.859% (SOFR03M + 3.50%) 10/18/29 •	249,375	248,440
Lightning Power Tranche B 7.579% (SOFR03M + 3.25%) 8/18/31 •	598,500	606,248
White Cap Buyer Tranche C 7.607% (SOFR01M + 3.25%) 10/19/29 •	875,000	877,689
		2,170,810
Communications — 0.03%
Midcontinent Communications 6.902% (SOFR01M + 2.50%) 8/16/31 •	468,825	472,341
		472,341
Financial Services — 0.04%
Dragon Buyer 7.579% (SOFR03M + 3.25%) 9/30/31 •	530,000	531,766
		531,766
	Principalamount°	Value (US $)

Loan Agreements (continued)
Technology — 0.07%
Amentum Holdings TBD 6.607% (SOFR01M + 2.25%) 9/29/31 •	700,000	$ 699,212
Icon Parent I 7.516% (SOFR03M + 3.00%) 11/13/31 •	385,000	386,829
		1,086,041
Total Loan Agreements (cost $5,271,095)		5,328,871

US Treasury Obligations — 6.01%
US Treasury Bonds
3.875% 2/15/43	15,565,000	13,739,510
4.125% 8/15/44	2,020,000	1,828,670
4.25% 2/15/54	3,480,000	3,175,719
4.25% 8/15/54	615,000	561,763
4.50% 11/15/54	3,230,000	3,080,077
4.625% 5/15/44	870,000	843,700
4.625% 5/15/54	2,475,000	2,405,478
US Treasury Notes
3.625% 9/30/31	19,825,000	18,843,561
3.75% 8/31/26	115,000	114,108
3.875% 8/15/34	485,000	458,738
4.00% 7/31/29	9,280,000	9,135,091
4.125% 10/31/29	6,620,000	6,545,313
4.25% 11/15/34	8,665,000	8,439,837
4.375% 7/15/27	5,180,000	5,194,102
4.375% 5/15/34	17,930,000	17,660,001
Total US Treasury Obligations (cost $95,465,628)		92,025,668
	Number of shares
Common Stocks — 56.27%
Communication Services — 5.78%
Alphabet Class A	128,822	24,386,005
Alphabet Class C	100,007	19,045,333
AT&T	705,319	16,060,114
Live Nation Entertainment †	55,355	7,168,472
Meta Platforms Class A	37,284	21,830,155
		88,490,079
Consumer Discretionary — 4.64%
Amazon.com †	176,301	38,678,676
AutoZone †	5,102	16,336,604
Home Depot	41,190	16,022,498
		71,037,778
Consumer Staples — 2.11%
Costco Wholesale	25,368	23,243,937

6    NQ- IV017 [1224] 0225 (4220526)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples (continued)
Procter & Gamble	53,740	$ 9,009,511
		32,253,448
Energy — 0.74%
ConocoPhillips	113,819	11,287,430
		11,287,430
Financials — 12.63%
Allstate	80,516	15,522,680
Ally Financial	170,392	6,135,816
American Express	55,941	16,602,729
Aon Class A	28,310	10,167,820
Blackstone	90,864	15,666,771
Capital One Financial	117,180	20,895,537
CME Group	71,791	16,672,024
Fiserv †	124,365	25,547,058
JPMorgan Chase & Co.	21,338	5,114,932
KKR & Co.	111,678	16,518,293
Mastercard Class A	27,491	14,475,936
MNSN Holdings =, †	1,250	6,250
Morgan Stanley	128,692	16,179,158
Progressive	57,228	13,712,401
		193,217,405
Healthcare — 4.36%
Abbott Laboratories	154,856	17,515,762
Danaher	52,782	12,116,108
HCA Healthcare	38,350	11,510,753
UnitedHealth Group	29,823	15,086,263
Vertex Pharmaceuticals †	26,103	10,511,678
		66,740,564
Industrials — 4.76%
Airbus ADR	341,105	13,587,918
Cummins	18,671	6,508,710
Eaton	10,300	3,418,261
Howmet Aerospace	219,140	23,967,342
Hubbell	20,757	8,694,900
Lockheed Martin	25,772	12,523,646
United Rentals	5,919	4,169,580
		72,870,357
Information Technology — 18.04%
Apple	177,435	44,433,273
Applied Materials	96,983	15,772,345
CDW	43,998	7,657,412
Micron Technology	67,453	5,676,844
Microsoft	149,373	62,960,720
NVIDIA	354,435	47,597,076
Salesforce	51,301	17,151,463
SAP ADR	35,414	8,719,281
Seagate Technology Holdings	95,442	8,237,599
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Taiwan Semiconductor Manufacturing ADR	136,053	$ 26,869,107
TE Connectivity	59,381	8,489,702
Zebra Technologies Class A †	58,405	22,557,179
		276,122,001
Materials — 2.46%
Crown Holdings	143,071	11,830,541
Linde	32,475	13,596,308
Sherwin-Williams	35,982	12,231,362
		37,658,211
Utilities — 0.75%
NextEra Energy	160,887	11,533,989
		11,533,989
Total Common Stocks (cost $496,194,912)		861,211,262

Preferred Stock — 0.05%
Financials — 0.05%
SVB Financial Trust =, †, ω	1,425	712,500
Total Preferred Stock (cost $722,111)		712,500

Exchange-Traded Funds — 8.02%
iShares Core US Aggregate Bond ETF	787,653	76,323,576
Vanguard S&P 500 ETF	86,273	46,484,755
Total Exchange-Traded Funds (cost $121,104,932)		122,808,331

Short-Term Investments — 3.72%
Money Market Mutual Funds — 3.72%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	14,249,235	14,249,235
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	14,249,235	14,249,235
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	14,249,235	14,249,235

NQ- IV017 [1224] 0225 (4220526)    7

Schedule of investments
Macquarie Balanced Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	14,249,235	$ 14,249,235
Total Short-Term Investments (cost $56,996,940)		56,996,940

Total Value of Securities—100.70% (cost $1,200,198,690)		1,541,135,987
Liabilities Net of Receivables and Other Assets—(0.70%)		(10,713,084)
Net Assets Applicable to 64,978,097 Shares Outstanding—100.00%		$1,530,422,903
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of Rule 144A securities was $61,397,319, which represents 4.01% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
φ	Step coupon bond. Stated rate in effect at December 31, 2024 through maturity date.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
X	This loan will settle after December 31, 2024, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
ω	Perpetual security with no stated maturity date.

Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at December 31, 2024:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
June Purchaser TBD 9/30/31 X	$75,000	$75,000	$75,937	$937
 The following futures contract were outstanding at December 31, 2024:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
24	US Treasury 10 yr Ultra Notes	$2,671,500	$2,679,389	3/20/25	$—	$(7,889)	$—
8    NQ- IV017 [1224] 0225 (4220526)

(Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
5	US Treasury 5 yr Notes	$531,523	$533,800	3/31/25	$—	$(2,277)	$(469)
(61)	US Treasury 10 yr Notes	(6,633,750)	(6,698,885)	3/20/25	65,135	—	13,344
191	US Treasury Long Bonds	21,744,156	22,247,518	3/20/25	—	(503,361)	(47,750)
11	US Treasury Ultra Bonds	1,307,969	1,350,343	3/20/25	—	(42,375)	(4,813)
Total Futures Contracts			$20,112,165		$65,135	$(555,902)	$(39,688)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
BDC – Business Development Company
CDS – Credit Default Swap
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
GNMA – Government National Mortgage Association
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
Summary of abbreviations: (continued)
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBA – To be announced
TBD – To be determined
USD – US Dollar
yr – Year

NQ- IV017 [1224] 0225 (4220526)    9